STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	3 Months Ended	6 Months Ended	31 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014
Net loss for the period	$ (15,496)	$ (25,851)	$ (87,183)
Ending Balance, Amount	(52,408)	(52,408)	(52,408)
Common Stock
Issuance of founder's shares, Shares			7,750,000
Common stock issued for cash ($0.017 per share), Amount			2,006,000
Ending Balance, Shares	9,756,000	9,756,000	9,756,000
Ending Balance, Amount	976	976	976
Additional Paid-In Capital
Common stock issued for cash ($0.017 per share), Amount			33,799
Ending Balance, Shares	33,799	33,799	33,799
Ending Balance, Amount	33,799	33,799	33,799
Deficit Accumulated During the Development Stage
Issuance of founder's shares, Shares			(1,044)
Net loss for the period			(10,356)
Ending Balance, Amount	$ (71,688)	$ (71,688)	$ (71,688)